[Logo omitted]
                                                                      CONSECO(R)
                                                                    Step up.(SM)


WASHINGTON NATIONAL INSURANCE COMPANY

ANNUAL REPORT
TO CONTRACT OWNERS

DECEMBER 31, 1999







                                     Washington National Variable Annuity Fund A

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS


DECEMBER 31, 1999
================================================================================

WASHINGTON NATIONAL VARIABLE ANNUITY FUND A                                 PAGE
Statement of Assets and Liabilities
  as of December 31, 1999 .................................................... 1
Statements of Operations for the Years Ended
  December 31, 1999 and 1998 ................................................. 2
Statements of Changes in Net Assets for the Years
  Ended December 31, 1999 and 1998 ........................................... 2
Notes to Financial Statements ................................................ 3
Report of Independent Accountants ............................................ 4

WASHINGTON NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

================================================================================

                                                                      NET ASSET
                                                                        VALUE
                                                                      ----------
Assets:
   Investments in portfolio shares at net asset value (Note 2):
     Fundamental Investors, 200,663 shares (cost-- $2,036,427)...    $6,539,607
   Net amount due from Washington National Insurance Company.....         4,325
-------------------------------------------------------------------------------
       Total assets..............................................    $6,543,932
================================================================================

                                                                    TOTAL VALUE
                                                UNITS   UNIT VALUE   OF UNITS
                                                --------------------------------

Net assets attributable to:
 Contract owners' deferred annuity reserves:
   Fundamental Investors.....................  233,682.5  $27.821290  $6,501,349
--------------------------------------------------------------------------------
     Net assets attributable to contract
       owners' deferred annuity reserves ...........................   6,501,349
--------------------------------------------------------------------------------
   Contract owners' annuity payment reserves:
     Fundamental Investors..........................................      42,583
--------------------------------------------------------------------------------
       Net assets attributable to contract
          owners' annuity payment reserves..........................      42,583
--------------------------------------------------------------------------------
         Net assets.................................................  $6,543,932
================================================================================

   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL VARIABLE ANNUITY FUND A

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

===============================================================================
                                                            1999       1998
-------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares ....... $  608,282 $  583,538
-------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fees ......................     62,560     58,742
-------------------------------------------------------------------------------
     Net investment income ..............................    545,722    524,796
-------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
 (depreciation) of investments in portfolio shares:
   Net realized gains on sales of investments in
     portfolio shares ...................................     70,356      8,618
   Net change in unrealized appreciation of investments
     in portfolio shares ................................    681,954    301,890
-------------------------------------------------------------------------------
     Net gain on investments in portfolio shares ........    752,310    310,508
-------------------------------------------------------------------------------
       Net increase in net assets from operations ....... $1,298,032 $  835,304
===============================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

===============================================================================
                                                            1999        1998
-------------------------------------------------------------------------------
Changes from operations:
   Net investment income ................................ $  545,722 $  524,796
   Net realized gains on sales of investments in
     portfolio shares                                         70,356      8,618
   Net change in unrealized appreciation of investments
     in portfolio shares                                     681,954    301,890
-------------------------------------------------------------------------------
     Net increase in net assets from operations .........  1,298,032    835,304
-------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .......................      3,332     49,795
   Contract redemptions .................................   (904,506)  (162,307)
-------------------------------------------------------------------------------
     Net decrease in net assets from contract owners'
     transactions                                           (901,174)  (112,512)
-------------------------------------------------------------------------------
       Net increase in net assets .......................    396,858    722,792
-------------------------------------------------------------------------------
Net assets, beginning of year ...........................  6,147,074  5,424,282
-------------------------------------------------------------------------------
       Net assets, end of year .......................... $6,543,932 $6,147,074
===============================================================================

   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL VARIABLE ANNUITY FUND A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999 AND 1998

===============================================================================
(1)  GENERAL

   The Washington National Variable Annuity Fund A (the "Fund") is a segregated investment account for individual variable annuity contracts which are registered under the Securities Act of 1933. The Fund is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Fund invests solely in shares of Fundamental Investors, Inc., a diversified open-end management investment company.

   The operations of the Fund are included in the operations of Washington National Insurance Company (the "Company") pursuant to the provisions of the Illinois Insurance Code. The Company is an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

   Investments in portfolio shares are valued using the net asset value of Fundamental Investors, Inc., at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a last-in first-out basis. The Fund does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Fund as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Fund are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Fund and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the Progressive Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments were $11.113946 and $8.984344 for the years ended December 31, 1999 and 1998, respectively.

3)   PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 1999 and 1998, was $608,282 and $629,772, respectively. The aggregate proceeds from sales of investments in portfolio shares for the
years  ended   December  31,  1999  and  1998,   were   $960,385  and  $219,498,
respectively.

4)   DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for contract administrative charges may prove insufficient to cover the actual expenses.

   The Company deducts daily from the Fund a fee, which is equal on an annual basis to 1.022 percent of the daily value of the total investments of the Fund, for assuming the mortality and expense risks. These fees were $62,560 and $58,742 for the years ended December 31, 1999 and 1998, respectively.

   The Company deducts a sales and administrative charge from each purchase payment in the amount of 6 percent of such purchase payment plus $0.50 for administrative expenses, but the total combined deduction may not exceed 9 percent. These fees were $202 and $3,225 for the years ended December 31, 1999 and 1998, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS



================================================================================
TO THE BOARD OF DIRECTORS OF WASHINGTON NATIONAL
INSURANCE COMPANY AND CONTRACT OWNERS OF
WASHINGTON NATIONAL VARIABLE ANNUITY FUND A

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Washington National Variable Annuity Fund A (the "Fund") at December 31, 1999, and the results of its operations and the changes in its net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the fund, provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------
PRICEWATERHOUSECOOPERS LLP

Indianapolis, Indiana
February 10, 2000

================================================================================

WASHINGTON NATIONAL VARIABLE ANNUITY FUND A
SPONSOR
Washington National Insurance Company - Carmel, Indiana.
INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

         WASHINGTON NATIONAL INSURANCE COMPANY IS AN INDIRECT WHOLLY OWNED SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED
    IN CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING
                     PRODUCTS, HELPING 12 MILLION CUSTOMERS STEP UP TO A BETTER,
                                                             MORE SECURE FUTURE.


                                           WASHINGTON NATIONAL INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                            WNIC001 (2/00) 05990
                                  (c) 1999 Washington National Insurance Company



                                                                 WWW.CONSECO.COM





INSURANCE INVESTMENTS LENDING                                            [LOGO]
-------------------------------------------------------------------------
                                                                      CONSECO(R)
                                                                    Step up.(SM)